Carnival Corporation & PLC Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ (10,236)	$ 2,990	$ 3,152
Items Included in Other Comprehensive Income (Loss)
Change in foreign currency translation adjustment	578	(86)	(199)
Other	51	(31)	32
Other Comprehensive Income (Loss)	630	(117)	(167)
Total Comprehensive Income (Loss)	$ (9,606)	$ 2,873	$ 2,986